Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Income for the year		$ 731,258	$ 873,900	$ 536,389
Items that may be subsequently reclassified to profit or loss:
Currency translation adjustment		(27,294)	(96,916)	151,762
Change in value of cash flow hedges and instruments at fair value		3,039	(6,701)	4,502
Income tax relating to components of other comprehensive income		(707)	34	23
- Currency translation adjustment	[1]	(10,781)	1,848	(9,548)
- Changes in the fair value of derivatives held as cash flow hedges and others		812	(132)	512
Total other comprehensive income that will be reclassified to profit or loss, net of tax		(34,931)	(101,867)	147,251
Items that will not be reclassified to profit or loss:
Remeasurements of post employment benefit obligations		(9,272)	7,963	(8,635)
Income tax on items that will not be reclassified		1,545	(1,932)	1,338
Remeasurements of post employment benefit obligations of non-consolidated companies		(9,878)	(3,855)	(376)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax		(17,605)	2,176	(7,673)
Other comprehensive (loss) income for the year, net of tax		(52,536)	(99,691)	139,578
Total comprehensive income for the year		678,722	774,209	675,967
Total comprehensive income (loss) for the year attributable to:
Owners of the parent		690,095	776,713	683,531
Non-controlling interests		(11,373)	(2,504)	(7,564)
Total comprehensive income (loss) for the year		678,722	774,209	675,967
Total comprehensive income (loss) for the year attributable to Owners of the parent arises from
Continuing operations		690,095	776,713	591,989
Discontinued operations				91,542
Comprehensive income, attributable to owners of parent		$ 690,095	$ 776,713	$ 683,531

[1]	Since 2018 Tenaris recognizes its share over the effects on the adoption of IAS 29, "Financial Reporting in Hyperinflationary Economies" by Ternium in other comprehensive income as a currency translation adjustment.